Fair Value of Pension Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	$ 646,812	$ 638,357	$ 536,541
Cash Equivalents And Other Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	27,339	22,008
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	134,207	141,071
Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	372,082	438,836
Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	113,184	36,442
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	615,098	610,569
Fair Value, Inputs, Level 1 | Cash Equivalents And Other Short Term Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	27,339	22,008
Fair Value, Inputs, Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	134,207	141,071
Fair Value, Inputs, Level 1 | Fixed Income Investments
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	372,082	438,836
Fair Value, Inputs, Level 1 | Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	81,470	8,654
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	31,714	27,788	21,282
Fair Value, Inputs, Level 3 | Money Market and Other Funds
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents and other short-term investments	$ 31,714	$ 27,788